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ALLISON M. FUMAI allison.fumai@dechert.com +1 212 698 3526 Direct +1 698 698 3599 Fax

September 22, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Tekla World Healthcare Fund (the “Fund”)

Registration Statement on Form N-2 (File No. 811-23037)

Ladies and Gentlemen:

Enclosed for filing on behalf of Tekla World Healthcare Fund (the “Fund”), a closed-end management investment company, is the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933 and the Investment Company Act of 1940.

This filing is for the registration and issuance of common shares of beneficial interest, each with a par value of $0.01 per share, and/or subscription rights to purchase common shares and any follow-on offering in accordance with the Registration Statement (the “Offerings”). The approximate date of the proposed Offerings will be from time to time after the effective date of the Registration Statement. The Fund has received an order under section 19(b) to permit it to make periodic distributions of long-term capital gains with respect to its shares of common stock as frequently as twelve times each year.

Certain items required to be contained in the Registration Statement, including the exhibits thereto, will be completed and filed in a pre-effective amendment to the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at 212.698.3526.

Sincerely,

/s/ Allison M. Fumai
Allison M. Fumai